Deferred Income Tax Assets/Liabilities - Summary of Changes in Deferred Income Tax Assets and Liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets Valuation of Securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ 51,229	$ 1,946
Charge to Income	(51,125)	50,636
Others		(1,353)
Ending balance	104	51,229
Deferred Tax Assets Loans and Other Financing [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	4,278,791	6,083,246
Charge to Income	6,958,396	(1,804,455)
Ending balance	11,237,187	4,278,791
Deferred Tax Assets Tax Loss Carry-forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	66,615	8,060
Charge to Income	246,174	58,555
Ending balance	312,789	66,615
Deferred Tax Assets Other Non-financial Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	15,463	71,195
Charge to Income	14,465	(55,732)
Ending balance	29,928	15,463
Deferred Tax Assets Non-current Assets Held for Sale [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		1,743
Charge to Income		(1,743)
Deferred Tax Assets Allowance for Impairment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	9,541	52,378
Charge to Income	(9,541)	(42,837)
Ending balance		9,541
Deferred Tax Assets Other Financial Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge to Income	1,861
Ending balance	1,861
Deferred Tax Assets Subordinated Negotiable Obligations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge to Income	7,064
Ending balance	7,064
Deferred Tax Assets Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,365,351	925,174
Charge to Income	(1,577,952)	1,440,177
Ending balance	787,399	2,365,351
Deferred Tax Assets Other Non-financial Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	616,418	886,431
Charge to Income	(208,028)	(270,013)
Ending balance	408,390	616,418
Deferred Tax Assets Foreign Currency Exchange Difference [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		10,987
Charge to Income		(10,987)
Deferred Tax Assets Inflation Adjustment Deferral [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	7,914,417
Charge to Income	3,704,300	7,914,417
Ending balance	11,618,717	7,914,417
Deferred Tax Assets Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	89,831	47,949
Charge to Income	125,895	41,882
Ending balance	215,726	89,831
Deferred Tax Assets Gross [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	15,407,656	8,089,109
Charge to Income	9,211,509	7,319,900
Others		(1,353)
Ending balance	24,619,165	15,407,656
Deferred Tax Assets Subsidiaries With Net Liability Position [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(11,586,278)	(6,051,423)
Charge to Income	(3,820,292)	(5,534,855)
Ending balance	(15,406,570)	(11,586,278)
Deferred Tax Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	3,821,378	2,037,686
Charge to Income	5,391,217	1,785,045
Others		(1,353)
Ending balance	9,212,595	3,821,378
Deferred Tax Liabilities Valuation of Securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(28,583)	(263,623)
Charge to Income	(1,275,634)	235,040
Ending balance	(1,304,217)	(28,583)
Deferred Tax Liabilities Other Financial Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(71,037)	(103,444)
Charge to Income	45,911	32,407
Ending balance	(25,126)	(71,037)
Deferred Tax Liabilities Loans and Other Financing [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	(20,712)
Charge to Income		20,712
Ending balance		0
Deferred Tax Liabilities Property, Plant and Equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(10,343,737)	(8,260,698)
Charge to Income	(985,021)	(2,083,039)
Ending balance	(11,328,758)	(10,343,737)
Deferred Tax Liabilities Intangible Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(995,392)	(367,136)
Charge to Income	(1,649,968)	(628,256)
Ending balance	(2,645,360)	(995,392)
Deferred Tax Liabilities Other Non-financial Assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(843,466)	(791,093)
Charge to Income	661,194	(52,373)
Ending balance	(182,272)	(843,466)
Deferred Tax Liabilities Non-current Assets Held for Sale [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(2,102,102)	0
Charge to Income	2,102,102	(2,102,102)
Ending balance		(2,102,102)
Deferred Tax Liabilities Other Financial Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(34,675)	(33,364)
Charge to Income		(1,311)
Ending balance	(34,675)	(34,675)
Deferred Tax Liabilities Subordinated Negotiable Obligations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(16,044)	(36,853)
Charge to Income		20,809
Ending balance	(16,044)	(16,044)
Deferred Tax Liabilities Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(148,504)	0
Charge to Income	148,504	(148,504)
Ending balance		(148,504)
Deferred Tax Liabilities Other Non-financial Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(18,177)	0
Charge to Income	17,769	(18,177)
Ending balance	(408)	(18,177)
Deferred Tax Liabilities Foreign Currency Exchange Differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(4,016)	0
Charge to Income	1,591	(4,016)
Ending balance	(2,425)	(4,016)
Deferred Tax Liabilities Inflation Adjustment Deferral [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Charge to Income	(3,816)
Ending balance	(3,816)
Deferred Tax Liabilities Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,099)	(161,278)
Charge to Income	696	160,179
Ending balance	(403)	(1,099)
Deferred Tax Liabilities Foreign Gross [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(14,606,832)	(10,038,201)
Charge to Income	(936,672)	(4,568,631)
Ending balance	(15,543,504)	(14,606,832)
Deferred Tax Liabilities Subsidiaries With Net Asset Position [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	11,586,278	6,051,423
Charge to Income	3,820,292	5,534,855
Ending balance	15,406,570	11,586,278
Deferred Tax Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(3,020,554)	(3,986,778)
Charge to Income	2,883,620	966,224
Ending balance	$ (136,934)	$ (3,020,554)